SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details) - Restricted Stock Units [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Shares	Dec. 31, 2024 USD ($) Shares	Dec. 31, 2023 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding | Shares	19,806	41,420
Number of RSUs, Granted | Shares	0	1,300	35,260
Number of RSUs, Vested | Shares	(8,954)	(13,676)
Number of RSUs, Forfeited | Shares	(5,190)	(9,238)
Number of RSUs, Outstanding | Shares	5,662	19,806	41,420
Weighted average grant date fair value Outstanding | $	$ 11.87	$ 12.4
Weighted average grant date fair value Granted | $	0	9.67
Weighted average grant date fair value Vested | $	15.48	14.93
Weighted average grant date fair value Forfeited | $	10.37	9.2
Weighted average grant date fair value Outstanding | $	$ 7.57	$ 11.87	$ 12.4